Consolidated Balance Sheets (Parenthetical) - USD ($)	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement of Financial Position [Abstract]
Convertible notes payable, unamortized discount, current	$ 437,044	$ 26,919	$ 170,438
Related party notes payable, unamortized discount, non-current	$ 0	$ 0	$ 0
Preferred Stock, Par or Stated Value Per Share		$ 100	$ 100
Preferred Stock, Shares Authorized		20,000	20,000
Preferred Stock, Shares Issued		7,500	7,500
Preferred Stock, Shares Outstanding		4,500	0
Common Stock, Par or Stated Value Per Share	$ 0.001	$ 0.001	$ 0.001
Common Stock, Shares Authorized	2,000,000,000	2,000,000,000	2,000,000,000
Common Stock, Shares, Issued	37,074,432	23,589,229	943,569,148
Common Stock, Shares, Outstanding	37,074,432	23,589,229	943,569,148